Pacer Salt High truBetaTM US Market ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.0%
Advertising - 0.8%
The Trade Desk, Inc. - Class A (a)	452	$31,432

Agriculture - 1.1%
Darling Ingredients, Inc. (a)	672	42,853

Airlines - 4.5%
Alaska Air Group, Inc. (a)	822	44,997
American Airlines Group, Inc. (a)	2,357	38,820
Delta Air Lines, Inc. (a)	1,112	44,135
United Airlines Holdings, Inc. (a)	965	41,379
		169,331
Apparel - 2.0%
Capri Holdings Ltd. (a)	648	38,925
Tapestry, Inc.	983	37,305
		76,230
Auto Manufacturers - 3.1%
Ford Motor Co.	1,980	40,194
General Motors Co. (a)	672	35,434
Tesla Motors, Inc. (a)	43	40,279
		115,907
Building Materials - 1.0%
Builders FirstSource, Inc. (a)	534	36,307

Chemicals - 1.0%
Olin Corp.	736	37,293

Commercial Services - 3.1%
Affirm Holdings, Inc. (a)	371	23,770
Block, Inc. (a)	235	28,738
Marathon Digital Holdings, Inc. (a)	1,077	25,353
PayPal Holdings, Inc. (a)	226	38,858
		116,719
Computers - 1.0%
Crowdstrike Holdings, Inc. - Class A (a)	215	38,838

Diversified Financial Services - 7.2%
Apollo Global Management, Inc.	610	42,700
Coinbase Global, Inc. - Class A (a)	167	31,755
Discover Financial Services	364	42,133
Franklin Resources, Inc.	1,248	39,899
Invesco Ltd.	1,837	41,626
SoFi Technologies, Inc. (a)	2,867	35,780
Synchrony Financial	888	37,820
		271,713
Energy-Alternate Sources - 2.2%
Enphase Energy, Inc. (a)	198	27,813
Plug Power, Inc. (a)	1,278	27,950
Sunrun, Inc. (a)	1,004	26,034
		81,797
Entertainment - 4.6%
AMC Entertainment Holdings, Inc. (a)	1,548	24,861
Caesars Entertainment, Inc. (a)	477	36,319
DraftKings, Inc. - Class A (a)	1,396	30,837
Live Nation Entertainment, Inc. (a)	380	41,614
Penn National Gaming, Inc. (a)	880	40,137
		173,768
Food - 1.1%
Beyond Meat, Inc. (a)	659	42,921

Healthcare-Products - 1.7%
Exact Sciences Corp. (a)	536	40,929
Pacific Biosciences of California, Inc. (a)	2,033	22,729
		63,658
Healthcare-Services - 1.7%
Invitae Corp. (a)	2,652	29,808
Teladoc Health, Inc. (a)	452	34,673
		64,481
Home Furnishings - 1.0%
Tempur Sealy International, Inc.	948	37,740

Insurance - 1.2%
Lincoln National Corp.	630	44,087

Internet - 8.8%
Airbnb, Inc. - Class A (a)	236	36,337
Anaplan, Inc. (a)	928	44,804
Etsy, Inc. (a)	189	29,688
Lyft, Inc. - Class A (a)	1,075	41,409
Meta Platforms, Inc. - Class A (a)	129	40,411
Pinterest, Inc. - Class A (a)	1,140	33,698
Roku, Inc. (a)	186	30,513
Uber Technologies, Inc. (a)	1,160	43,384
Upwork, Inc. (a)	1,248	33,946
		334,190
Iron/Steel - 4.0%
Cleveland-Cliffs, Inc. (a)	2,096	35,926
Nucor Corp.	376	38,126
Steel Dynamics, Inc.	708	39,308
United States Steel Corp.	1,868	38,705
		152,065
Leisure Time - 2.3%
Carnival Corp. (a)	2,202	43,622
Royal Caribbean Cruises Ltd. (a)	563	43,807
		87,429
Lodging - 4.5%
Hilton Worldwide Holdings, Inc. (a)	292	42,372
Marriott International, Inc. (a)	264	42,536
MGM Resorts International	1,025	43,788
Wynn Resorts Ltd. (a)	492	42,041
		170,737
Media - 1.1%
DISH Network Corp. - Class A (a)	1,324	41,574

Mining - 1.1%
Freeport-McMoRan, Inc.	1,107	41,202

Oil&Gas - 7.4%
Antero Resources Corp. (a)	2,439	47,634
Devon Energy Corp.	978	49,457
Diamondback Energy, Inc.	383	48,319
Occidental Petroleum Corp.	1,380	51,985
Southwestern Energy Co. (a)	7,729	34,008
Valero Energy Corp.	600	49,782
		281,185
Oil&Gas Services - 2.9%
Halliburton Co.	1,776	54,594
Schlumberger Ltd.	1,370	53,526
		108,120
Pipelines - 1.3%
Targa Resources Corp.	815	48,150

Private Equity - 3.2%
Blackstone, Inc.	318	41,967
KKR & Co, Inc.	564	40,134
The Carlyle Group, Inc.	784	40,023
		122,124
Retail - 3.9%
Bath & Body Works, Inc. (a)	556	31,175
Carvana Co. (a)	157	25,444
Dick's Sporting Goods, Inc.	373	43,044
Kohl's Corp.	820	48,962
		148,625
Semiconductors - 7.6%
Advanced Micro Devices, Inc. (a)	307	35,075
Applied Materials, Inc.	279	38,552
Entegris, Inc.	289	34,634
Marvell Technology, Inc.	477	34,058
NVIDIA Corp.	141	34,525
ON Semiconductor Corp. (a)	652	38,468
Wolfspeed, Inc. (a)	369	34,774
Xilinx, Inc.	196	37,936
		288,022
Software - 11.6%
Asana, Inc. - Class A (a)	625	32,800
Bill.com Holdings, Inc. (a)	168	31,619
Cloudflare, Inc. - Class A (a)	303	29,209
Coupa Software, Inc. (a)	273	36,656
Datadog, Inc. - Class A (a)	244	35,651
Dynatrace, Inc. (a)	688	37,744
Fastly, Inc. - Class A (a)	1,050	30,093
Nutanix, Inc. (a)	1,293	35,350
Smartsheet, Inc. (a)	600	37,332
Snowflake, Inc. (a)	116	32,004
Twilio, Inc. - Class A (a)	161	33,185
Unity Software, Inc. (a)	305	32,071
ZoomInfo Technologies, Inc. (a)	667	35,258
		438,972
Transportation - 1.0%
XPO Logistics, Inc. (a)	562	37,188

TOTAL COMMON STOCKS (Cost $3,994,133)		3,744,658

REAL ESTATE INVESTMENT TRUSTS - 1.1%
Simon Property Group, Inc.	280	41,216
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $36,784)		41,216

	Principal Amount
SHORT-TERM INVESTMENTS - 0.0% (c)
Money Market Deposit Accounts - 0.0% (c)
U.S. Bank Money Market Deposit Account, 0.003% (b)	$1,426	1,426
TOTAL SHORT-TERM INVESTMENTS (Cost $1,426)		1,426

Total Investments (Cost $4,032,343) - 100.1%		3,787,300
Liabilities in Excess of Other Assets - (0.1)%		(4,661)
TOTAL NET ASSETS - 100.0%		$3,782,639

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2022.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 3,744,658	$ -	$ -	$ -	$ 3,744,658
Real Estate Investment Trusts	41,216	-	-	-	41,216
Short-Term Investments	1,426		-	-	1,426
Total Investments in Securities	$ 3,787,300	$ -	$ -	$ -	$ 3,787,300
^ See the Schedules of Investments for industry breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.